VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

August 30, 2016

BY EDGARLINK

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Voya Insurance and Annuity Company and its Separate Account B
Post-Effective Amendment No. 60 to Registration Statement on Form N-4
Prospectus Title: Voya GoldenSelect Access®
File Nos.: 333-28769 and 811-05626

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company (the "Company") and its Separate Account B (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing under Rule 485(b) of the 1933 Act, Post-Effective Amendment No. 60 to the Registration Statement on Form N-4. This filing describes the Voya GoldenSelect Access® contract.

The purpose of this filing is to add disclosure via supplement regarding a limited time Enhanced Annuitization Offer (the “Offer”) for Contracts with the Minimum Guaranteed Income Benefit Rider. We intend to make the Offer to eligible contract owners who purchased the Minimum Guaranteed Income Benefit Rider with Form Number GA-RA-1047(10/02) (the “MGIB Rider”). Contract owners that choose to accept the Offer will have their MGIB Benefit Base, which is used to determine annuity payments under the MGIB Rider, enhanced by a certain percentage. The Offer does not enhance a contract owner’s cash surrender value in exchange for surrendering the Contract.

The supplement included in this filing was included in a Rule 485(b)(1)(vii) request that was filed by the Company in relation to the filing of the same supplement for Registration Statement File Number 333-133944, which Rule 485(b)(1)(vii) request was granted on August 24, 2016.

As counsel to the Company, I hereby represent that the same changes to the supplement for File Number 333-133944 have been made to the supplement filed herein, and that in fact the supplements are identical.

PLAN | INVEST | PROTECT	Voya Logo

Securities and Exchange Commission

It is proposed that this Registration Statement become effective on August 31, 2016.

If you have any questions, please call me at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie